Stock-Based Compensation Stock Option Plans By Exercise Price Range (Detail) - $ / shares shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)		10.7
Options outstanding, average remaining life	6 years 9 months 18 days	6 years
Options exercisable (in shares)		4.8
Exercise Price Range $12.83 to $21.81 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (in dollars per share)		$ 12.83
Exercise price range, maximum (in dollars per share)		$ 21.81
Options outstanding (in shares)		2.0
Options outstanding (in dollars per share)		$ 17.25
Options outstanding, average remaining life		2 years
Options exercisable (in shares)		2.0
Options exercisable (in dollars per share)		$ 17.25
Exercise Price Range $21.82 to $26.43 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (in dollars per share)		21.82
Exercise price range, maximum (in dollars per share)		$ 26.43
Options outstanding (in shares)		1.9
Options outstanding (in dollars per share)		$ 24.97
Options outstanding, average remaining life		5 years
Options exercisable (in shares)		1.5
Options exercisable (in dollars per share)		$ 24.85
Exercise Price Range $26.44 to $35.44 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (in dollars per share)		26.44
Exercise price range, maximum (in dollars per share)		$ 35.44
Options outstanding (in shares)		1.3
Options outstanding (in dollars per share)		$ 31.71
Options outstanding, average remaining life		6 years
Options exercisable (in shares)		0.6
Options exercisable (in dollars per share)		$ 31.97
Exercise Price Range $35.45 to $40.12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (in dollars per share)		35.45
Exercise price range, maximum (in dollars per share)		$ 40.12
Options outstanding (in shares)		1.4
Options outstanding (in dollars per share)		$ 37.84
Options outstanding, average remaining life		7 years
Options exercisable (in shares)		0.4
Options exercisable (in dollars per share)		$ 38.08
Exercise Price Range $40.13 to $54.12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, minimum (in dollars per share)		40.13
Exercise price range, maximum (in dollars per share)		$ 54.12
Options outstanding (in shares)		4.1
Options outstanding (in dollars per share)		$ 43.74
Options outstanding, average remaining life		9 years
Options exercisable (in shares)		0.3
Options exercisable (in dollars per share)		$ 43.58